Condensed Financial Information of the Company (Details) - Schedule of Condensed Balance Sheets - Previously Reported [Member] - USD ($) $ in Thousands		Aug. 31, 2023	Aug. 31, 2022
Current assets:
Cash			$ 219
Short-term investments			2,055
Prepaid expenses		8
Amounts due from subsidiaries		100,271
Total current assets		100,279	2,274
Non-current assets:
Right-of-use assets, net		24
Investment in subsidiaries		15,822
Total non-current assets		15,846
Total assets		116,125	2,274
Current liabilities:
Short-term loans			220
Loans payable to third parties - current		1,500	4,500
Interest payable		11,927	8,258
Accrued expenses		628
Operating lease liabilities - current		24
Convertible Senior Notes		35,000
Long-term loan, current portion		61,240	61,240
Total current liabilities		110,319	74,218
Non-current liabilities:
Operating lease liabilities - non-current		12
Loans payable to third parties - non-current		1,000
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries			670,787
Convertible Senior Notes			35,000
Total non-current liabilities		1,012	705,787
Total liabilities		111,331	780,005
Commitments and contingencies
Shareholders’ equity
Class A ordinary shares ($0.0005 par value; 80 million and 180 million ordinary shares authorized as of August 31, 2022 and 2023, respectively; 29.2 million issued and outstanding as of August 31, 2022 and 154 million issued and outstanding as of August 31, 2023, respectively) 1	[1]	77	14
Additional paid-in capital		950,772	895,322
Statutory reserves			2,385
Accumulated deficits		(946,055)	(1,662,308)
Accumulated other comprehensive income			(13,144)
Total shareholders’ equity		4,794	(777,731)
Total liabilities and shareholders’ equity		$ 116,125	$ 2,274

[1]	On May 11, 2023, the Company executed reverse share split its ordinary shares at the ratio of one-for-five hundred, immediately following the reverse share split, the total authorized share capital of the Company be increased from $50,000 divided into 0.1 billion ordinary shares of $0.0005 par value each to $100,000 divided into 0.2 billion ordinary shares of $0.0005 par value each. The authorized Class A ordinary shares had been retrospectively adjusted from 40 billion Class A ordinary shares to 80 million Class A ordinary shares at August 31, 2022. The issued and outstanding ordinary shares had been retrospectively adjusted from 14.6 billion ordinary shares to 29.2 million ordinary shares at August 31, 2022.